Consolidated Statements of Changes in Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Accumulated Other Comprehensive Income Loss [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Mar. 31, 2022	$ 158,324	$ 16,928	$ 958	$ (55,005)	$ 121,205	$ 44,229	$ 165,434
Begnning balance, shares at Mar. 31, 2022	667
IfrsStatementLineItems [Line Items]
Balance, April 1, 2022 (Pre-Split), shares	13,349
Share-based compensation expense		4,276			4,276		4,276
Shares issued in Tarus acquisition	$ 17,200				17,200		17,200
Shares issued in Tarus acquisition, shares	121
Shares issued in iOx exchange	$ 9,737				9,737	(9,737)
Shares issued in iOx exchange, shares	54
Deferred obligation - iOx milestone						(5,478)	(5,478)
Excess of non-controlling interest acquired over consideration - iOx	29,609				29,609	(29,609)
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement	$ 900				900		900
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement, shares	5
Shares issued under ATM	$ 944				944		944
Shares issued under ATM, shares	8
Purchase of shares issued under Committed Purchase Agreement	$ 2,038				2,038		2,038
Purchase of shares issued under Committed Purchase Agreement, shares	24
Share issuance costs	$ (90)				(90)		(90)
Shares issued or accrued for services	$ 120				120		120
Shares issued or accrued for services, shares	1
Net unrealized loss on investments			(5,283)		(5,283)		(5,283)
Net loss for year				(104,611)	(104,611)	(55)	(104,666)
Ending balance, value at Mar. 31, 2023	$ 218,782	21,204	(4,325)	(159,616)	76,045	(650)	75,395
Ending Balance, shares at Mar. 31, 2023	880
IfrsStatementLineItems [Line Items]
Share-based compensation expense		2,637			2,637		2,637
Shares issued under ATM	$ 682				682		682
Shares issued under ATM, shares	9
Shares issued or accrued for services	$ 50				50		50
Shares issued or accrued for services, shares	1
Net unrealized loss on investments			(38)		(38)		(38)
Net loss for year				(75,339)	(75,339)	(43)	(75,382)
Shares issued under Registered Direct Offering
Shares issued under Registered Direct Offering, shares	98
Share issuance costs under ATM	$ (20)				(20)		(20)
Shares issued pursuant to distribution of restricted stock units	$ 5				5		5
Shares issued pursuant to distribution of restricted stock units, shares	1
Derecognition of investment in public company			4,363	(4,363)
Shares issued under private placement
Shares issued under private placement, shares
Pre-Funded warrants exercised
Pre-Funded warrants exercised, shares
Additional round up shares issued for fractional shares in connection with 1-for-20 reverse share split
Additional round up shares issued for fractional shares in connection with 1-for-20 reverse stock split, shares
Ending balance, value at Mar. 31, 2024	$ 219,499	23,841		(239,318)	4,022	(693)	3,329
Ending Balance, shares at Mar. 31, 2024	989
IfrsStatementLineItems [Line Items]
Share-based compensation expense		321			321		321
Net unrealized loss on investments
Net loss for year				(6,767)	(6,767)	(11)	(6,778)
Shares issued pursuant to distribution of restricted stock units	$ 30				30		30
Shares issued pursuant to distribution of restricted stock units, shares	9
Correction of prior period overstated share-based compensation expense		(632)		632
Shares issued under private placement	$ 2,150				2,150		2,150
Shares issued under private placement, shares	524
Pre-Funded warrants exercised	$ 1				1		1
Pre-Funded warrants exercised, shares	60
Additional round up shares issued for fractional shares in connection with 1-for-20 reverse share split
Additional round up shares issued for fractional shares in connection with 1-for-20 reverse stock split, shares	52
Shares issued for accrued bonuses	$ 120				120		120
Shares issued accrued for bonuses, shares	19
Ending balance, value at Mar. 31, 2025	$ 221,800	$ 23,530		$ (245,453)	$ (123)	$ (704)	$ (827)
Ending Balance, shares at Mar. 31, 2025	1,653